Stock-Based Compensation Plans - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 1,232	¥ 1,952	¥ 1,952
Income tax benefit related to the stock-based compensation expense	209	287	322
Total cash received from exercise of stock-based compensation plans	0	4	198
Stock Acquisition Rights Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, vesting period	3 years
Weighted-average fair value per share of stock acquisition rights granted	¥ 189	¥ 345	¥ 1,036
Total intrinsic value of shares exercised under stock acquisition rights plan	0	0.2	26.0
Total unrecognized compensation expense	¥ 663
Total unrecognized compensation expense, weighted-average period to be recognized	1 year 10 months 24 days
Stock Acquisition Rights Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation plan, exercisable period	10 years